Inventories (Details) - Schedule of Financial Statement of Income as Cost of Sales - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventory Adjustments Provision Under Cost of Sales [Abstract]
Initial balance	$ (59,525)	$ (44,555)	$ (35,101)
Additions	(54,945)	(57,803)	(43,066)
Write-offs	61,045	44,639	32,789
Exchange rate variation	(3,637)	(1,806)	823
Closing balance	$ (57,062)	$ (59,525)	$ (44,555)